Pilgrim [LOGO]
                           ---------------------------
                           FUNDS FOR SERIOUS INVESTORS

                                PRIME RATE TRUST

                              First Quarter Report



                                                                    May 31, 1999
                                                            First Quarter Report

                                                                              Q1

                            Pilgrim Prime Rate Trust


                              FIRST QUARTER REPORT

                                  May 31, 1999

                                   ----------

                               Table of Contents

Chairman's Message.........................................................    2
Letter to Shareholders.....................................................    3
Statistics and Performance.................................................    7
Performance Footnotes......................................................    9
Additional Notes and Information...........................................   10
Portfolio of Investments...................................................   11
Statement of Assets and Liabilities........................................   20
Statement of Operations....................................................   21
Statements of Changes in Net Assets........................................   22
Statement of Cash Flows....................................................   23
Financial Highlights.......................................................   24
Notes to Financial Statements..............................................   26
Fund Advisors and Agents...................................................   33

                                   ----------

                            Pilgrim Prime Rate Trust

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CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the First Quarter Report for Pilgrim Prime Rate Trust (the "Trust").

On the following pages, the Portfolio Manager will discuss the Trust's milestones and performance, as well as recent market developments. A leader in its class, the Trust has continued to increase shareholder value through strong management and innovative approaches.

We believe you will find the three months results a reflection of the Pilgrim Investment, Inc. philosophy to provide core holdings which seek to meet the three key needs of the serious investor:

     1. Preservation of capital

     2. Participation in rising markets

     3. Outperformance in falling markets

Thank you for selecting Pilgrim Prime Rate Trust. We appreciate the confidence you have placed in us in serving your investment needs.

Sincerely,

/s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
June 8, 1999

                           Pilgrim Prime Rate Trust

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LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The objective of Pilgrim Prime Rate Trust is to provide a high level of current income consistent with the preservation of capital. During the fiscal quarter ended on May 31, 1999, the Trust declared its 133rd consecutive dividend. Based on average month-end net asset value ("NAV") per share, dividends declared during the quarter of $0.195 per share, were equivalent to a distribution rate of 8.52%(1) per annum. Short-term interest rates were generally stable during the quarter under review. Chart One compares the Trust's trailing twelve-month average distribution rates with Prime Rate and LIBOR (an index of the rate of interest at which banks lend to one another) over the period from January 1, 1991 through May 31, 1999.

                Prime Rate     Prime Rate
               Trust (at NAV)  (at Market)      Composite
Month Ended      (1)(2)          (1)(2)       Average(2)(3)   60-Day LIBOR(5)
-----------   --------------   -----------    -------------   ---------------
  1/31/91        9.675%          9.917%                          8.063%
  2/28/91        9.627%          9.833%                          7.943%
  3/31/91        9.500%          9.750%                          7.792%
  4/30/91        9.379%          9.667%                          7.579%
  5/31/91        9.203%          9.542%                          7.386%
  6/30/91        9.052%          9.417%                          7.199%
  7/31/91        8.896%          9.292%                          7.032%
  8/31/91        8.730%          9.167%                          6.834%
  9/30/91        8.527%          9.000%                          6.600%
 10/31/91        8.372%          8.833%                          6.365%
 11/30/91        8.160%          8.625%                          6.084%
 12/31/91        7.963%          8.375%                          5.818%
  1/31/92        7.739%          8.125%                          5.574%
  2/29/92        7.526%          7.917%                          5.349%
  3/31/92        7.382%          7.708%          7.397%          5.157%
  4/30/92        7.199%          7.500%          7.239%          4.990%
  5/31/92        7.072%          7.333%          7.142%          4.823%
  6/30/92        6.939%          7.167%          7.034%          4.641%
  7/31/92        6.790%          6.958%          6.895%          4.432%
  8/31/92        6.671%          6.750%          6.779%          4.250%
  9/30/92        6.578%          6.583%          6.697%          4.063%
 10/31/92        6.498%          6.417%          6.621%          3.932%
 11/30/92        6.394%          6.292%          6.533%          3.844%
 12/31/92        6.277%          6.250%          6.417%          3.755%
  1/31/93        6.203%          6.208%          6.354%          3.677%
  2/28/93        6.151%          6.167%          6.305%          3.589%
  3/31/93        6.095%          6.125%          6.267%          3.500%
  4/30/93        6.070%          6.083%          6.229%          3.432%
  5/31/93        6.056%          6.042%          6.196%          3.375%
  6/30/93        6.022%          6.000%          6.141%          3.318%
  7/31/93        5.998%          6.000%          6.112%          3.302%
  8/31/93        6.002%          6.000%          6.110%          3.281%
  9/30/93        5.975%          6.000%          6.070%          3.281%
 10/31/93        5.899%          6.000%          5.989%          3.266%
 11/30/93        5.910%          6.000%          5.955%          3.224%
 12/31/93        5.932%          6.000%          6.018%          3.219%
  1/31/94        5.955%          6.000%          6.040%          3.214%
  2/28/94        5.978%          6.000%          6.055%          3.255%
  3/31/94        6.017%          6.021%          6.080%          3.302%
  4/30/94        6.068%          6.083%          6.103%          3.385%
  5/31/94        6.157%          6.188%          6.163%          3.484%
  6/30/94        6.258%          6.292%          6.243%          3.609%
  7/31/94        6.374%          6.396%          6.331%          3.734%
  8/31/94        6.474%          6.542%          6.404%          3.875%
  9/30/94        6.604%          6.688%          6.518%          4.042%
 10/31/94        6.738%          6.833%          6.637%          4.219%
 11/30/94        6.874%          7.042%          6.758%          4.432%
 12/31/94        7.076%          7.250%          6.971%          4.677%
  1/31/95        7.288%          7.458%          7.269%          4.927%
  2/28/95        7.487%          7.708%          7.533%          5.135%
  3/31/95        7.711%          7.938%          7.831%          5.333%
  4/30/95        7.915%          8.125%          8.119%          5.495%
  5/31/95        8.089%          8.271%          8.367%          5.625%
  6/30/95        8.249%          8.417%          8.588%          5.734%
  7/31/95        8.396%          8.542%          8.825%          5.828%
  8/31/95        8.534%          8.625%          9.034%          5.854%
  9/30/95        8.650%          8.708%          9.189%          5.911%
 10/31/95        8.749%          8.792%          9.335%          5.943%
 11/30/95        8.855%          8.813%          9.488%          5.930%
 12/31/95        8.876%          8.813%          9.506%          5.878%
  1/31/96        8.886%          8.813%          9.432%          5.812%
  2/29/96        8.895%          8.750%          9.351%          5.739%
  3/31/96        8.836%          8.688%          9.215%          5.677%
  4/30/96        8.773%          8.625%          9.084%          5.622%
  5/31/96        8.727%          8.563%          8.983%          5.573%
  6/30/96        8.671%          8.500%          8.874%          5.527%
  7/31/96        8.639%          8.458%          8.760%          5.503%
  8/31/96        8.612%          8.417%          8.679%          5.524%
  9/30/96        8.590%          8.375%          8.606%          5.493%
 10/31/96        8.577%          8.333%          8.571%          5.456%
 11/30/96        8.563%          8.292%          8.530%          5.422%
 12/31/96        8.567%          8.271%          8.486%          5.413%
  1/31/97        8.569%          8.250%          8.455%          5.422%
  2/28/97        8.564%          8.250%          8.434%          5.436%
  3/31/97        8.595%          8.271%          8.431%          5.459%
  4/30/97        8.647%          8.292%          8.439%          5.483%
  5/31/97        8.666%          8.313%          8.411%          5.507%
  6/30/97        8.715%          8.333%          8.425%          5.523%
  7/31/97        8.734%          8.354%          8.415%          5.529%
  8/31/97        8.744%          8.375%          8.384%          5.544%
  9/30/97        8.758%          8.396%          8.371%          5.560%
 10/31/97        8.768%          8.417%          8.313%          5.581%
 11/30/97        8.771%          8.438%          8.248%          5.615%
 12/31/97        8.777%          8.458%          8.206%          5.633%
  1/31/98        8.780%          8.479%          8.168%          5.639%
  2/28/98        8.777%          8.500%          8.128%          5.655%
  3/31/98        8.788%          8.500%          8.125%          5.652%
  4/30/98        8.788%          8.500%          8.107%          5.647%
  5/31/98        8.809%          8.500%          8.109%          5.642%
  6/30/98        8.798%          8.500%          8.094%          5.640%
  7/31/98        8.806%          8.500%          8.098%          5.642%
  8/31/98        8.807%          8.500%          8.101%          5.639%
  9/30/98        8.810%          8.479%          8.114%          5.610%
 10/31/98        8.793%          8.438%          8.127%          5.571%
 11/30/98        8.786%          8.375%          8.155%          5.527%
 12/31/98        8.782%          8.313%          8.220%          5.470%
  1/31/99        8.764%          8.250%          8.242%          5.420%
  2/28/99        8.737%          8.188%          8.259%          5.364%
  3/31/99        8.704%          8.125%          8.259%          5.304%
  4/30/99        8.663%          8.063%          8.259%          5.242%
  5/31/99        8.630%          8.000%          8.261%          5.187%

During the quarter, the Trust's month end NAV ranged between $9.25 and $9.07. The decline in NAV over the last few months has resulted from a combination of losses realized on assets sold and unrealized losses on assets which remain part of the portfolio. This issue is further discussed later in this letter.

THE TRUST

The Trust invests primarily in senior loans made to large American and Canadian corporations. All investments are made in US dollars and bear interest at rates which adjust to current market conditions periodically. The Trust buys investments from large, sophisticated banks and financial institutions. These institutions typically administer the loans on the Trust's behalf. Investments usually have a final maturity between seven and ten years, but most are repaid within two to five years. Interest rates on most of the loans reset to current market indices every thirty to ninety days. Consequently, the Trust's investments exhibit very low price volatility unlike corporate bonds, whose prices fluctuate significantly in response to changes in interest rates. Other factors which reduce the risk of the senior loan asset class include being (i) senior status among all lenders; (ii) collateral coverage; and (iii) covenants granted by borrowers to adhere to certain

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                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

operating and financial standards. Additionally, the Trust maintains a highly diversified portfolio, which limits the adverse effect of loan defaults on the Trust's performance.

The two to ten year lifecycle of senior loan investments suggests that investors should have a moderate to long term investment horizon when investing in the Trust. The Trust seeks to provide a high degree of principal stability relative to the traditional fixed income component of an appropriately diversified investment portfolio.

ASSET QUALITY

The recent decline in NAV generally resulted from the deterioration of a small number of assets. On May 31, 1999, non-performing loans were 1.48% and 2.13% of total assets and net assets, respectively, compared to 1.75% and 2.53% at February 28, 1999. This improvement in the level of non-performing loans can be seen as a positive indicator for NAV stability. Some unrealized losses may be recoverable since the sale or resolution of these assets could provide the Trust with proceeds in excess of its adjusted basis. The opportunity for future gains arises from the inherent strengths of the senior loan asset class. In corporate restructurings following loan defaults, the investments owned by the Trust generally give the Trust the right to protect its senior claim to the assets. The greatest value may be recovered by the Trust by substituting part of the Trust's debt investment with equity issued by the borrower. If the borrower performs well, the equity position owned by the Trust will appreciate in value. Over its history, the Trust has realized gains from the appreciation of equity positions resulting from debt restructuring.

Management continually monitors the less strong parts of the portfolio.  We have
re-doubled  our  efforts  to  detect  potential   problems  early  and  to  take
appropriate corrective action.

MARKET PLACE FOR LOANS

During the past three months, there has been a stable and attractive supply of new transactions in the primary market. We have also taken greater advantage of the increasingly attractive secondary market place to acquire assets. Offsetting these helpful trends has been continued growth in demand for senior floating rate loans. This has tended to keep spreads over LIBOR stable and allocations by lead lenders relatively small. Generally though, the Trust has been able to remain close to fully invested.

                            PILGRIM PRIME RATE TRUST

DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
05/28/99   9.500     9.100     4.40          03/19/99   9.313     9.210     1.11
05/21/99   9.375     9.100     3.02          03/12/99   9.438     9.200     2.58
05/14/99   9.313     9.080     2.56          03/05/99   9.500     9.240     2.81
05/07/99   9.438     9.070     4.05          02/26/99   9.563     9.240     3.49
04/30/99   9.438     9.170     2.92          02/19/99   9.500     9.230     2.92

04/23/99   9.438     9.160     3.03          02/12/99   9.500     9.230     2.93
04/16/99   9.313     9.140     1.89          02/05/99   9.438     9.280     1.70
04/09/99   9.375     9.130     2.68          01/29/99   9.563     9.270     3.16
04/02/99   9.438     9.190     2.69          01/22/99   9.438     9.270     1.81
03/26/99   9.375     9.230     1.57          01/15/99   9.313     9.260     0.57

                                             01/08/99   9.313     9.250     0.68
                                             01/01/99   9.313     9.230     0.89


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/25/98  10.000     9.280     7.76          06/26/98   9.938     9.340     6.40
12/11/98  10.000     9.330     7.18          06/19/98   9.938     9.320     6.63
12/11/98   9.938     9.320     6.63          06/12/98  10.000     9.310     7.41
12/04/98  10.000     9.300     7.53          06/05/98  10.125     9.370     8.06
11/27/98  10.000     9.280     7.76          05/29/98  10.250     9.360     9.51
11/20/98  10.000     9.330     7.18          05/22/98  10.188     9.330     9.19

11/13/98   9.938     9.320     7.76          05/15/98  10.188     9.310     9.43
11/06/98  10.000     9.300     7.18          05/08/98  10.063     9.290     8.32
10/30/98  10.000     9.300     6.63          05/01/98  10.125     9.340     8.10
10/23/98  10.000     9.350     7.53          04/24/98  10.000     9.330     7.18
10/16/98   9.938     9.340     7.76          04/17/98  10.063     9.320     7.97

10/02/98   9.938     9.320     7.76          04/10/98   9.938     9.300     6.85
09/25/98  10.000     9.310     7.18          04/03/98  10.063     9.360     7.51
09/18/98  10.125     9.370     6.63          03/27/98   9.875     9.340     5.73
09/11/98  10.250     9.360     7.53          03/20/98  10.000     9.330     7.18
09/04/98  10.188     9.330     7.76          03/13/98  10.125     9.310     8.75

08/28/98  10.188     9.310     7.76          03/06/98  10.250     9.290    10.33
08/21/98  10.063     9.290     7.18          02/27/98  10.313     9.340    10.41
08/14/98  10.125     9.340     6.63          02/20/98  10.313     9.340    10.41
08/07/98  10.000     9.280     7.53          02/13/98  10.250     9.340     9.74
07/31/98  10.000     9.330     7.76          02/06/98  10.250     9.320     9.98

07/24/98   9.938     9.320     7.76          01/30/98  10.250     9.380     9.28
07/17/98  10.000     9.300     6.63          01/23/98  10.500     9.360    12.18
07/10/98  10.000     9.300     7.53          01/16/98  10.313     9.340    10.41
07/03/98  10.063     9.350     7.76          01/09/98  10.313     9.330    10.53
                                             01/02/98  10.313     9.310    10.77


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/26/97  10.375     9.390    10.49          07/04/97  10.000     9.430     6.04
12/19/97  10.375     9.380    10.61          06/27/97  10.031     9.420     6.49
12/12/97  10.250     9.360     9.51          06/20/97  10.125     9.400     7.71
12/05/97  10.250     9.340     9.74          06/13/97  10.125     9.390     7.83
11/28/97  10.250     9.390     9.16          06/06/97  10.063     9.370     7.39
11/21/97  10.188     9.390     8.49          05/30/97  10.063     9.420     6.82
11/14/97  10.188     9.360     8.84          05/23/97  10.125     9.400     7.71

11/07/97  10.250     9.350     9.63          05/16/97   9.875     9.380     5.28
10/31/97  10.250     9.400     9.04          05/09/97  10.000     9.370     6.72
10/24/97  10.313     9.390     9.82          05/02/97  10.000     9.420     6.16
10/17/97  10.188     9.380     8.61          04/25/97  10.000     9.420     6.16
10/10/97  10.188     9.360     8.84          04/18/97  10.125     9.400     7.71

10/03/97  10.250     9.410     8.93          04/11/97  10.125     9.380     7.94
09/26/97  10.188     9.390     8.49          04/04/97  10.125     9.440     7.26
09/19/97  10.188     9.380     8.61          03/28/97   9.875     9.420     4.83
09/12/97  10.125     9.350     8.29          03/21/97   9.750     9.410     3.61
09/05/97  10.125     9.330     8.52          03/14/97  10.000     9.390     6.50

08/29/97  10.125     9.400     7.71          03/07/97  10.000     9.400     6.38
08/22/97  10.125     9.380     7.94          02/28/97   9.875     9.450     4.50
08/15/97  10.188     9.370     8.72          02/21/97   9.875     9.430     4.72
08/08/97  10.125      n.a.      n.a          02/14/97  10.000      n.a.      n.a
08/01/97  10.188     9.430     8.03          02/07/97   9.750     9.410     3.61

07/25/97  10.125     9.410     7.60          01/31/97   9.750     9.460     3.07
07/18/97  10.000     9.380     6.61          01/24/97   9.813     9.440     3.95
07/11/97  10.000     9.380     6.61          01/17/97   9.750     9.430     3.39
                                             01/10/97   9.875     9.410     4.94
                                             01/03/97   9.875     9.390     5.17


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/27/96   9.750     9.380     3.94          06/28/96   9.750     9.610     1.46
12/20/96   9.750      n.a.     n.a.          06/21/96   9.625     9.590      .36
12/13/96   9.625     9.410     2.28          06/14/96   9.750     9.570     1.88
12/06/96   9.375     9.390     -.16          06/07/96   9.625     9.560      .68
11/29/96   9.375     9.450     -.79          05/31/96   9.500     9.610    -1.14
11/22/96   9.375     9.430     -.58          05/24/96   9.625     9.590      .36
11/15/96   9.375     9.560    -1.94
                                             05/17/96   9.625     9.570      .57
11/08/96   9.250     9.560    -3.24          05/10/96   9.500     9.560     -.63
11/01/96   9.438     9.610    -1.80          05/03/96   9.625     9.600      .26
10/25/96   9.625     9.600      .26          04/26/96   9.500     9.580     -.84
10/18/96   9.625     9.580      .47          04/19/96   9.625     9.570      .57
10/11/96   9.750     9.570     1.88
                                             04/12/96   9.625     9.550      .79
10/04/96   9.875     9.620     2.65          04/05/96   9.500     9.540     -.42
09/27/96   9.875     9.600     2.86          03/29/96   9.625     9.610      .16
09/20/96   9.625     9.580      .47          03/22/96   9.375     9.590    -2.24
09/13/96  10.000     9.560     4.60          03/15/96   9.375     9.570    -2.04
09/06/96   9.875      n.a.     n.a.
                                             03/08/96   9.375      n.a.     n.a.
08/30/96   9.875     9.600     2.86          03/01/96   9.375     9.610    -2.45
08/23/96   9.875     9.600     2.86          02/23/96   9.500     9.610    -1.14
08/16/96   9.875     9.580     3.08          02/16/96   9.375     9.590    -2.24
08/09/96   9.875     9.560     3.29          02/09/96   9.375     9.580    -2.14
08/02/96   9.813     9.620     2.00
                                             02/02/96   9.313     9.640    -3.40
07/26/96   9.750     9.600     1.56          01/26/96   9.375     9.620    -2.55
07/19/96   9.625     9.580      .47          01/19/96   9.375     9.620    -2.55
07/12/96   9.625     9.570      .57          01/12/96   9.375     9.600    -2.34
07/05/96   9.750     9.550     2.09          01/05/96   9.375     9.590    -2.24


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/29/95   9.250     9.580    -3.44          07/14/95   9.000     9.620    -6.44
12/22/95   9.375     9.630    -2.65          07/07/95   9.125     9.600    -4.95
12/15/95   9.375     9.630    -2.65          06/30/95   9.125     9.650    -5.44
12/08/95   9.250     9.610    -3.75          06/23/95   9.125     9.650    -5.44
                                             06/16/95   9.000     9.630    -6.54
12/01/95   9.125     9.670    -5.64
11/24/95   9.125     9.650    -5.44          06/09/95   9.125     9.620    -5.15
11/17/95   9.250     9.620    -3.85          06/02/95   9.000     9.670    -6.93
11/10/95   9.000     9.620    -6.44          05/26/95   8.875     9.660    -8.13
11/03/95   9.125     9.670    -5.64          05/19/95   9.000     9.640    -6.64
                                             05/12/95   8.875     9.620    -7.74
10/27/95   9.250     9.660    -4.25
10/20/95   9.250     9.640    -4.05          05/05/95   8.875     9.600    -7.55
10/13/95   9.375     9.620    -2.55          04/28/95   8.875     9.660    -8.13
10/06/95   9.375     9.610    -2.45          04/21/95   8.875     9.640    -7.94
09/29/95   9.375     9.660    -2.95          04/14/95   8.750     9.620    -9.04
                                             04/07/95   8.750     9.610    -8.95
09/22/95   9.250     9.640    -4.05
09/15/95   9.375     9.630    -2.65          03/31/95   8.750     9.670    -9.51
09/08/95   9.250     9.610    -3.75          03/24/95   8.750     9.650    -9.33
09/01/95   9.250     9.670    -4.34          03/17/95   8.750     9.630    -9.14
08/25/95   9.250     9.640    -4.05          03/10/95   8.750     9.610    -8.95
                                             03/03/95   8.750     9.660    -9.42
08/18/95   9.125     9.620    -5.15
08/11/95   9.000     9.610    -6.35
08/04/95   9.125     9.670    -5.64
07/28/95   9.000     9.650    -6.74
07/21/95   8.875     9.630    -7.84

Source: BLOOMBERG Financial Markets.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

MARKET PRICE FOR TRUST SHARES

The Trust's shares have begun to trade at a more significant premium in recent weeks. Chart Two shows the Trust's stock price, NAV and Premium over NAV.

The higher premium increases the possibilities for the Trust to issue shares under its shelf programs. For more complete information, including charges and expenses for purchasing shares under the shelf programs, please call Pilgrim Securities at 1-800-334-3436, ext. 8112. Please read the prospectus carefully before investing or sending any money.

OUTLOOK

The next quarter should see resolution of more of the Trust's troublesome investments. There are pockets of heightened risk in healthcare and in some service businesses. We are watching these very carefully and will take appropriate action seeking to minimize the impact on the portfolio.

New transactions seem likely to continue at a healthy rate. Both quality and profit margins remain attractive. There are some signs that short-term interest rates may rise moderately, which is a generally positive factor for the Trust.

We look forward to your comments and questions.


/s/ Howard Tiffen

Howard Tiffen
President, COO, and
Senior Portfolio Manager
Pilgrim Prime Rate Trust
June 8, 1999

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
SHAREHOLDER LETTER FOOTNOTES
--------------------------------------------------------------------------------

(1) The distribution rate is calculated by dividing the total distributions declared during the quarter by the Trust's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2) The distribution rate is the average of the Trust's distribution rates for the preceding twelve months. Distribution rates are calculated by annualizing each monthly dividend and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE composite closing price (in the case of market) at the end of each month.

(3)  Source: Bloomberg Financial Markets.

(4) LIBOR is the London Inter-Bank Offered Rate and is the benchmark for determining the interest paid on more than 90% of the senior loans in the Trust's portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS". ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS".

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of May 31, 1999
--------------------------------------------------------------------------------

                           PORTFOLIO CHARACTERISTICS

    Net Assets                                       $1,188,301,527
    Assets Invested in Senior Loans*                 $1,661,224,994
    Total Number of Senior Loans                                167
    Average Amount Outstanding per Loan                  $9,947,455
    Total Number of Industries                                   32
    Average Loan Amount per Industry                    $51,913,281
    Portfolio Turnover Rate (YTD)                                37%
    Weighted Average Days to Interest Rate Reset            43 days
    Average Loan Maturity                                 63 months
    Average Age of Loans Held in Portfolio                11 months

     * Includes loans and other debt received through restructures


                          TOP 10 INDUSTRIES AS A % OF

                                                NET ASSETS     TOTAL ASSETS
                                                ----------     ------------
    Healthcare, Education and Childcare             15.1%          10.5%
    Telecommunications                              12.4%           8.6%
    Chemicals, Plastics and Rubber                   9.0%           6.2%
    Containers, Packaging and Glass                  7.6%           5.3%
    Buildings and Real Estate                        7.3%           5.1%
    Personal, Food and Miscellaneous Services        6.9%           4.8%
    Broadcasting                                     5.7%           4.0%
    Printing and Publishing                          5.6%           3.9%
    Aerospace and Defense                            5.6%           3.9%
    Automobile                                       5.6%           3.9%


                         TOP 10 SENIOR LOANS AS A % OF

                                                NET ASSETS     TOTAL ASSETS
                                                ----------     ------------
    Lyondell Petrochemical Co.                     3.0%            2.1%
    Patriot American Hospitality                   2.9%            2.0%
    MAFCO Finance Corp.                            2.6%            1.8%
    Community Health Systems, Inc.                 2.0%            1.4%
    Jefferson Smurfit                              2.0%            1.4%
    Omnitrax Inc.                                  2.0%            1.4%
    Gaylord Container                              1.8%            1.2%
    Papa Gino's Inc.                               1.8%            1.2%
    American Wireless Corp.                        1.7%            1.2%
    Mariner Health Group                           1.7%            1.2%

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of May 31, 1999
--------------------------------------------------------------------------------

                         YIELDS AND DISTRIBUTION RATES

                              (NAV)       (MKT)      Annualized      Annualized
                    Prime  30-Day SEC  30-Day SEC   Distribution    Distribution
Quarter-ended       Rate     Yield A     Yield A    Rate at NAV B  Rate at MKT B
-------------       -----  ----------  ----------   -------------  -------------
May 31, 1999        7.75%     8.78%       8.40%         8.52%          8.20%
February 28, 1999   7.75%     8.28%       7.99%         8.56%          8.27%
November 30, 1998   7.75%     9.02%       8.68%         8.74%          8.42%
August 31, 1998     8.50%     8.46%       7.88%         8.81%          8.21%

                          AVERAGE ANNUAL TOTAL RETURNS

                                             NAV         MKT
                                            -----       -----
       1 Year                               5.96%       1.02%
       3 Years                              7.42%       8.72%
       5 Years                              8.03%       8.79%
       10 Years                             8.09%        N/A
       Since Trust Inception F,H            8.26%        N/A
       Since Initial Trading on NYSE G       N/A        9.94%

Assumes rights were exercised and excludes sales charges and commissions C,D,E

Performance data represents past performance and is no guarantee of future results.

                      See performance footnotes on page 9.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price. The Trust's average annual returns on a market basis and assuming rights were exercised through May 31, 1999 were 1.02% and 8.79% for the one and five year periods, respectively. The Trust's average annual total return assuming an initial investment at NAV with a 3% sales charge and assuming an ending value at market and assuming rights were exercised through May 31, 1999, was 9.42% for the ten-year period. The average annual total returns based on market price assuming rights were exercised with a brokerage commission are not presented.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program", formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional shares of the Trust. The Program also offers Trust shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- Calendar 1999 Dividends:

     DECLARATION DATE     EX-DATE         PAYABLE DATE
     ----------------     -------         ------------
       January 29         February 8      February 23
       February 26        March 8         March 22
       March 31           April 8         April 22
       April 30           May 6           May 24
       May 28             June 8          June 22
       June 30            July 8          July 22
       July 30            August 6        August 23
       August 31          September 8     September 22
       September 30       October 6       October 22
       October 28         November 8      November 22
       November 30        December 8      December 22
       December 20        December 28     January 13, 2000

Record date will be two business days after each Ex-Date. These dates are subject to change.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its cusip number became 72146W 10 3. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its cusip number was 720906 10 6. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                 SENIOR LOANS*

          (Dollar weighted portfolio interest reset period is 43 days)

Principal
Amount                                                                    Loan      Stated
(000's)                           Industry/Borrower                       Type     Maturity     Value
---------     ---------------------------------------------------------  ------    --------  -----------
              AEROSPACE AND DEFENSE: 5.6%
$ 14,888     Avborne (aircraft maintenance)                             Term B    06/30/03  $14,887,500
   8,820     Erickson Air-Crane Co. (heavy lift helicopters)            Term B    12/31/04    8,114,400
   8,794     New Piper Aircraft, Inc. (aircraft manufacturer)           Term      04/15/05    8,794,332
   6,390     Piedmont Aviation Services (airport facility operator)     Term B    07/23/06    6,389,830
   6,390      Piedmont Aviation Services                                Term C    07/23/07    6,389,831
   2,500     Stellex Industries, Inc. (aerospace & defense parts mfg.)  Term B    09/30/06    2,500,000
   4,602     Technetics Corp. (aircraft engine components)              Term      06/20/02    4,602,168
  14,987     TRANSTAR (aluminum distribution)                           Term B    01/20/06   14,986,607
                                                                                            -----------
                                                                                             66,664,668
                                                                                            -----------
             AUTOMOBILE: 5.6%
   4,962     Autosystems manufacturing, Inc. (automotive lighting)      Term B    05/31/04    4,863,250
   4,963      Autosystems manufacturing, Inc.                           Term C    05/31/05    4,863,250
  14,438     Breed Technologies (airbags/seatbelts)                     Term B    04/27/06   14,437,870
   9,800     Cambridge Industries, Inc. (automotive plastics)           Term B    06/30/05    9,800,000
   9,365     Capital Tool & Design (brake backing plates)               Term B    07/19/03    9,364,964
   8,767     Global Metal Technologies, Inc. (automotive parts)         Term B    03/12/05    8,767,420
   7,101     Safelite Glass Corp. (automobile windshield replacement)   Term B    12/23/04    7,101,000
   7,101      Safelite Glass Corp.                                      Term C    12/23/05    7,101,000
                                                                                            -----------
                                                                                             66,298,754
                                                                                            -----------
             BANKING: 1.5%
     893     Loyalty Management Group (banking)                         Term A    03/04/06      892,857
  15,000      Loyalty Management Group                                  Term B    10/31/05   15,000,000
   2,238      Loyalty Management Group                                  US Term   03/04/06    2,238,580
                                                                                            -----------
                                                                                             18,131,437
                                                                                            -----------
             BEVERAGE, FOOD AND TOBACCO: 4.6%
   2,833     Edward's Baking Co. (food service bakery)                  Term A    09/30/03    2,691,667
   3,292      Edward's Baking Co.                                       Term B    09/30/05    3,127,083
   3,292      Edward's Baking Co.                                       Term C    09/30/05    3,127,084
  13,755     Empire Kosher Poultry (kosher chicken and poultry)         Term B    07/31/04   13,755,000
  15,000     General Nutrition Corp. (nutritional product retail
             and manufacturer)+                                         Term      12/18/05   15,000,000
   9,102     Imperial Holly Corp. (sugar producer)                      Term A    12/31/05    9,102,033
   8,272      Imperial Holly Corp.                                      Term B    12/31/05    8,272,192
                                                                                            -----------
                                                                                             55,075,059
                                                                                            -----------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan      Stated
(000's)                          Industry/Borrower                           Type     Maturity      Value
---------    -----------------------------------------------------------    ------    --------    -----------
             BROADCASTING: 5.7%
$ 1,547     Capstar Radio Broadcasting (radio broadcasting)                Revolver   09/24/99   $ 1,547,368
  2,369      Capstar Radio Broadcasting                                    Term A     09/24/99     2,368,421
  4,000     Charter Communications Operating LLC (cable television)        Term B     03/17/08     4,000,000
  5,000     Classic Cable, Inc. (cable television)                         Term B     10/31/07     5,000,000
  9,977     Intermedia Partners IV (cable television)                      Term       01/01/05     9,977,273
  1,738     Liberman Broadcasting, Inc. (spanish radio/tv)                 Revolver   03/31/05     1,737,600
  7,920      Liberman Broadcasting, Inc.                                   Term B     09/30/05     7,920,000
  9,157     Retlaw Broadcasting, LLC (television broadcasting)             Term B     04/30/06     9,157,500
 17,000     Telemundo (television broadcasting)                            Term B     12/28/06    17,000,000
  4,000     Z Spanish (radio broadcaster)                                  Bridge     03/31/06     4,000,000
  5,000      Z Spanish                                                     Term       03/31/06     5,000,000
                                                                                                 -----------
                                                                                                  67,708,162
                                                                                                 -----------
            BUILDINGS AND REAL ESTATE: 7.3%
  4,990     Alliance National, Inc. (temporary offices)                    Term B     09/04/05     4,989,583
  6,000     Dayton Superior Corp. (concrete/masonry accessories)           Term       09/29/05     6,000,000
  5,421     Falcon Building Products (building products)                   Term B     06/30/05     5,421,519
  6,600     Imperial Home Decor Group (home accessories)                   Term B     03/13/05     6,600,000
  3,400      Imperial Home Decor Group                                     Term C     03/13/06     3,400,000
  7,788     Kevco, Inc. (manufactured home components)                     Term B     02/02/05     7,787,674
 11,120     Meditrust Corp. (real estate investment trust)                 Revolver   07/15/01    11,120,234
  6,500      Meditrust Corp.                                               Term D     07/15/01     6,500,000
 11,268     Tree Island Industries (nail and wire products)                Term B     03/31/03    11,268,000
  7,800     US Aggregates (aggregate, asphalt, concrete manufacturer)      Term B     03/31/06     7,800,000
 15,777     Ventas, Inc. (real estate investment trust)                    Term D     05/05/03    15,776,828
                                                                                                 -----------
                                                                                                  86,663,838
                                                                                                 -----------
            CARGO TRANSPORT: 2.6%
 10,543     Atlas Freighter Leasing (air cargo carrier)                    Term       05/29/04    10,543,487
  2,709     Evergreen International Aviation, Inc. (air cargo carrier)     Term B     05/31/02     2,709,006
  1,368      Evergreen International Aviation, Inc.                        Term B     05/31/02     1,367,553
    385      Evergreen International Aviation, Inc.                        Term B-1   05/19/03       385,260
  6,300     Gemini Air Cargo, Inc. (air cargo carrier)                     Term A     12/12/02     6,300,000
  9,023     Omnitrax, Inc. (rail operator)                                 Term       05/12/05     9,022,727
                                                                                                 -----------
                                                                                                  30,328,033
                                                                                                 -----------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                        Loan      Stated
(000's)                           Industry/Borrower                           Type     Maturity     Value
---------    -----------------------------------------------------------     ------    --------   -----------
             CHEMICALS, PLASTICS AND RUBBER: 9.0%
$ 9,854     Acadia Elastomers Corp. (specialty chemicals)                   Term       02/17/04  $  9,854,015
 11,198     Cedar Chemical Corp. (specialty chemicals)                      Term B     10/30/03    11,198,323
 14,963     Euro United Corp. (plastic products)                            Term B     05/31/01    14,962,500
  4,388     Foam Fabrics Inc. (styrofoam products)                          Term A     03/05/05     4,387,500
  3,536     Foamex, L.P. (polyurethane foam)                                Term B     06/30/05     3,535,877
  3,214      Foamex, L.P.                                                   Term C     06/30/06     3,214,433
  1,806     Huntsman Corp. (industrial chemicals)                           Revolver   12/31/02     1,805,554
    476      Huntsman Corp.                                                 Term A     12/31/02       475,560
  3,442      Huntsman Corp.                                                 Term B     10/07/04     3,442,437
  1,584     Huntsman Specialty (specialty chemicals)                        Term B     03/15/04     1,583,994
  1,584      Huntsman Specialty                                             Term C     03/15/05     1,583,994
  5,000     Identity Group, Inc. (office product manufacturer)              Term B     05/07/07     5,000,000
 10,875     Lyondell Petrochemical Company (petrochemicals)                 Term A     07/23/03    10,875,214
  7,801      Lyondell Petrochemical Company                                 Term B     07/23/05     7,801,012
 17,000      Lyondell Petrochemical Company                                 Term E     05/20/06    17,000,000
  5,102     NEN Life Science Products (biochemicals)                        Term B     12/31/04     5,102,041
  4,694     Texas Petrochemical Corp. (industrial chemicals)                Term B     06/30/04     4,694,444
                                                                                                 ------------
                                                                                                  106,516,898
                                                                                                 ------------
            CONTAINERS, PACKAGING AND GLASS: 7.6%
  7,000     Blue Ridge Paper Products (paper producer)                      Term B     05/14/06     7,000,000
  1,430     Gaylord Container Corporation (corrugated containers)           Revolver   06/19/03     1,430,542
 19,897      Gaylord Container Corporation                                  Term       06/19/03    19,896,552
 23,880     Jefferson Smurfit (paperboard and packaging producer)           Term B     03/31/06    23,880,000
  4,000     Pacifica Paper Inc. (manufacturer of value added paper)         Term B     03/12/06     4,000,000
  3,752     Packaging Corporation of America (packaging product
            producer)                                                       Term B     04/12/07     3,752,066
  3,752      Packaging Corporation of America                               Term C     04/12/07     3,752,066
  9,925     Pretium Packaging, LLC (plastic packaging)                      Term B     07/29/06     9,925,020
  5,498     RIC Holdings Inc. (Riverwood) (paper and pulp company)          Term A     02/28/03     5,497,622
 11,442     Stone Container (paper and pulp company)                        Term D     10/01/03    11,442,314
                                                                                                 ------------
                                                                                                   90,576,182
                                                                                                 ------------
            DIVERSIFIED/CONGLOMERATE MANUFACTURING: 3.4%
  9,975     Allied Digital Technologies Corp. (multimedia manufacturer)     Term B     12/31/05     9,975,000
  6,250     General Cable Corp. (copper cable mfg.)                         Term B     05/24/07     6,250,000
  4,000     Holmes Products Corp. (consumer products manufacturer)          Term B     02/15/07     4,000,000
  9,955     Private Business, Inc. (banking services & software)            Term B     08/19/06     9,954,545
  9,950     SPX Corporation (industrial components)                         Term B     10/06/06     9,950,000
                                                                                                 ------------
                                                                                                   40,129,545
                                                                                                 ------------
            DIVERSIFIED/CONGLOMERATE SERVICES: 4.8%
  5,000     Barjan Products (distributor to truck stops)                    Term B     05/31/06     5,000,000
  3,000     Enterprise Profit Solutions Corp. (business services
            outsourcing)                                                    Term       09/25/02     3,000,000
 30,634     MAFCO Financial Corp. (diversified services and
            entertainment)                                                  Term A     04/16/00    30,634,615
 11,855     Outsourcing Solutions (accounts receivable management)          Term B     11/06/03    11,854,438
  6,887      Outsourcing Solutions                                          Term C     10/15/04     6,887,304
                                                                                                 ------------
                                                                                                   57,376,357
                                                                                                 ------------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan          Stated
(000's)                          Industry/Borrower                           Type         Maturity     Value
---------    -----------------------------------------------------------    ------        --------  -----------
             ECOLOGICAL: 0.6%
 $ 1,861     Clean Harbors, Inc. (environmental services)                   Term          05/08/00  $ 1,860,698
   4,625     Rumpke (waste management)                                      Term A        09/26/02    4,625,000
                                                                                                    -----------
                                                                                                      6,485,698
                                                                                                    -----------
             ELECTRONICS: 4.1%
   4,500     Dynamic Details Silicon, Inc. (circuit board manufacturer)     Term B        04/22/05    4,500,000
   5,348     Intri-Plex Technologies, Inc. (disk drive component
             manufacturer)(1)                                               Term          09/30/02    5,347,826
   9,468     Mitel Corporation (semiconductor manufacturing)                Term B        06/02/04    9,468,061
   8,429     OK Industries, Inc. (circuit board manufacturing systems)      Term          10/31/02    8,428,571
   4,345     RSP Manufacturing (electronic enclosures)                      Term B        06/30/04    4,345,075
   9,454     Sarcom, Inc. (systems integration)                             Term          11/20/02    9,454,365
   7,500     Stonebridge Technologies, Inc. (enterprise computing)          Term          07/27/05    7,500,000
                                                                                                    -----------
                                                                                                     49,043,898
                                                                                                    -----------
             FARMING AND AGRICULTURE: 0.3%
   3,000     United Industries Corp. (herbicides, pesticides)               Term B        01/20/06    3,000,000
                                                                                                    -----------
                                                                                                      3,000,000
                                                                                                    -----------
             FINANCE: 2.6%
   8,000     Bridge Information Systems (news services)                     Term B        05/29/05    8,000,000
   5,837     National Partnership Investments Corp. (asset management)      Term          06/30/01    5,837,490
   5,163     Rent-A-Center, Inc. (home appliances rental company)           Term B        01/31/06    5,163,454
   6,913      Rent-A-Center, Inc.                                           Term C        01/31/07    6,912,900
   4,667     Value Asset Management, Inc. (money management)                Term B        04/28/03    4,666,667
                                                                                                    -----------
                                                                                                     30,580,511
                                                                                                    -----------
             GROCERY: 3.2%
   1,745     Pathmark Stores, Inc. (mid atlantic supermarkets)              Revolver      06/15/01    1,745,455
   1,456      Pathmark Stores, Inc.                                         Term A        06/15/01    1,456,544
   9,033      Pathmark Stores, Inc.                                         Term B        12/15/01    9,032,592
     418     Schwegmann Giant Supermarket (Louisiana supermarkets)          Dip Loan (B)  06/23/99      417,480
     273      Schwegmann Giant Supermarket(1)                               Revolver      01/31/04      191,193
     402      Schwegmann Giant Supermarket(1)                               Revolver C    07/07/99      281,713
  17,767      Schwegmann Giant Supermarket(1)                               Term B        07/30/02   12,436,626
   9,287     Star Markets Co., Inc. (Boston area supermarkets)              Term B        12/31/02    9,286,651
   2,880      Star Markets Co., Inc.                                        Term C        12/31/03    2,880,472
                                                                                                    -----------
                                                                                                     37,728,726
                                                                                                    -----------
             HEALTHCARE, EDUCATION AND CHILDCARE: 15.1%
   1,108     Alliance Imaging, Inc. (diagnostic services)                   Term A        12/18/03    1,107,631
   5,261      Alliance Imaging, Inc.                                        Term B        08/09/04    5,261,246
   5,000      Alliance Imaging, Inc.                                        Term D        06/18/05    5,000,000
   9,281     Children's Discovery Centers (daycare and education)           Term          08/10/04    9,281,250
   8,836     Community Health Systems (hospitals)                           Term B        12/31/03    8,835,616
   8,836      Community Health Systems                                      Term C        12/31/04    8,835,616
   6,609      Community Health Systems                                      Term D        12/31/05    6,609,589
   6,000     Covenant Care California, Inc. (long-term healthcare
             facilities)                                                    Term          04/30/01    6,000,000

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan        Stated
(000's)                            Industry/Borrower                         Type       Maturity      Value
---------    -----------------------------------------------------------    ------      --------   -----------
            HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
$ 4,925     Doshi Diagnostics Imaging Service (radiology and medical
            testing)                                                       Term        05/15/05   $  4,925,000
 15,000     Fountain View, Inc. (long-term healthcare facilities)          Term B      03/31/04     15,000,000
  4,412     Genesis Eldercare Acquisition (long term healthcare
            facilities)                                                    Term        09/30/04      4,411,983
  3,731     Healthcare Direct, Inc. (medical device retailer)              Term A      08/01/04      3,731,250
  4,069      Healthcare Direct, Inc.                                       Term B      08/01/06      4,069,250
  1,278     Integrated Health Services (subacute care/home health)         Term B      09/30/04      1,278,120
  9,813      Integrated Health Services                                    Term C      12/31/05      9,812,500
  5,873     Magellan Health Services (managed behavioral care)             Term B      02/28/05      5,873,674
  5,874      Magellan Health Services                                      Term C      02/28/06      5,873,674
 10,549     Mariner Health Group, Inc. (long term care)                    Term B      03/31/05     10,549,233
  9,291      Mariner Health Group, Inc.                                    Term C      03/31/06      9,290,927
  4,269     Med Partners Inc. (physician practice management)+             Term A      06/30/99      4,269,357
  1,909      Med Partners Inc.+                                            Term B      06/30/01      1,908,762
  5,207     Paracelsus Healthcare Corporation (for profit hospital chain)  Term A      05/15/03      5,206,667
  7,943      Paracelsus Healthcare Corporation                             Term B      06/15/04      7,942,857
 12,500     The Brown Schools (behaviorial healthcare)                     Term B      06/30/04     12,500,000
  5,000      The Brown Schools                                             Term C      06/30/05      5,000,000
 13,287     Vencor, Inc. (long term care facility operator)                Term B      05/05/05     12,224,220
  5,000     Vision Twenty-One, Inc. (eye care)                             Term C      06/30/05      5,000,000
                                                                                                  ------------
                                                                                                   179,798,422
                                                                                                  ------------
            HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE
            CONSUMER PRODUCTS: 2.8%
  4,500     All Clad (pots and pans)                                       Term A      03/18/04      4,500,000
  3,000      All Clad                                                      Term C      03/18/05      3,000,000
    724     American Blind and Wallpaper (furniture and
            home furnishings)                                              Term        12/29/05        723,840
  8,825     Desa International (heaters and fireplaces)                    Term        11/26/04      8,825,000
 15,552     ICON Health & Fitness, Inc. (exercise equipment)               Term B      11/14/01     15,551,874
                                                                                                  ------------
                                                                                                    32,600,714
                                                                                                  ------------
            HOTELS, MOTELS, INNS AND GAMING: 3.5%
  6,250     Felcor Lodging Trust (hotel equity REIT)                       Term B      03/31/04      6,250,000
  4,599     Patriot American Hospitality (hotels & resorts)                Bridge II   06/30/99      4,599,216
  5,294      Patriot American Hospitality                                  Bridge III  03/31/00      5,294,118
 24,979      Patriot American Hospitality                                  Term B      03/31/03     24,979,161
                                                                                                  ------------
                                                                                                    41,122,495
                                                                                                  ------------
            INSURANCE: 0.7%
  4,373     TRG Holdings Corp. (insurance run-off)                         Term        01/07/03      4,372,500
  1,543     Willis Caroon Corporation (insurance brokerage)                Term B      11/19/06      1,543,182
    926      Willis Caroon Corporation                                     Term C      11/19/07        925,909
    926      Willis Caroon Corporation                                     Term D      05/19/08        925,909
                                                                                                  ------------
                                                                                                     7,767,500
                                                                                                  ------------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                      Loan          Stated
(000's)                         Industry/Borrower                           Type         Maturity      Value
---------    -----------------------------------------------------------   ------        --------   -----------
            LEISURE, AMUSEMENT, MOTION PICTURES AND
            ENTERTAINMENT: 4.5%
$ 3,712     AMFAC Parks and Resorts (park services operator)              Term B        09/04/04   $ 3,712,500
  3,713      AMFAC Parks and Resorts                                      Term C        09/30/04     3,712,500
  9,875     Four Media Co. (film services)                                Term B        09/10/04     9,875,000
 10,000     Metro-Goldwyn-Mayer (Media and broadcast)                     Term A        03/31/05    10,000,000
  4,000      Metro-Goldwyn-Mayer                                          Term B        03/31/06     4,000,000
 15,000     Panavision, Inc. (precision film camera systems)              Term B        03/10/05    15,000,000
  7,157     Worldwide Sports & Recreation Corp. (optics, sports
            products)                                                     Term B        03/31/01     6,977,665
                                                                                                   -----------
                                                                                                    53,277,665
                                                                                                   -----------
            MACHINERY (NONAGRICULTURE, NONCONSTRUCTION,
            NONELECTRONIC): 0.6%
  8,025     Clearing -- Niagara (metal stamping press manufacturer)       Term          10/18/04     7,623,715
                                                                                                   -----------
                                                                                                     7,623,715
                                                                                                   -----------
            MINING, STEEL, IRON AND NONPRECIOUS METALS: 2.8%
  5,865     Cable Systems International (cable wire manufacturer)         Term B        10/04/02     5,865,000
  3,269     Centennial Resources (coal mining)(1)(2)                      Term A        03/31/02        32,692
  8,510      Centennial Resources(1)(2)                                   Term B        03/31/04        85,096
  9,800     Ispat Sidbec, Inc. (steel producer)                           Term B        07/17/03     9,800,658
  9,801      Ispat Sidbec, Inc.                                           Term C        07/17/04     9,800,658
  5,000     National Refractories, Inc. (kiln lining materials)           Term C        09/30/99     5,000,000
  2,385     P & L Coal Holdings (coal producer)                           Term B        06/30/06     2,384,615
                                                                                                   -----------
                                                                                                    32,968,719
                                                                                                   -----------
            OIL AND GAS: 3.7%
 11,402     Cardinal Services, Inc. (marine liftboats and
            wireline services)                                            Term B        03/10/05    11,401,710
  5,000     Clark Refining and Marketing (petroleum
            refining/distribution)+                                       Term A        11/15/04     4,775,000
 13,000     Key Energy Group, Inc. (oil field services)                   Term B        09/14/04    13,000,000
  6,397     Kinder Morgan, Inc. (pipeline operator)                       Term          05/31/00     6,397,059
  1,481     Perf-O-Log (oil field services)                               Delayed Term  08/11/03     1,481,250
  3,940      Perf-O-Log                                                   Term B        08/11/03     3,940,000
  2,475      Perf-O-Log                                                   Term C        08/11/04     2,475,000
                                                                                                   -----------
                                                                                                    43,470,019
                                                                                                   -----------
            PERSONAL TRANSPORTATION: 0.8%
  9,923     Neoplan USA Corporation (bus manufacturer)                    Term B        05/29/05     9,922,847
                                                                                                   -----------
                                                                                                     9,922,847
                                                                                                   -----------
            PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 6.9%
 14,604     Boston Chicken, Inc. (quick service restaurant)(2)            Term C        12/09/01    12,268,058
  4,824     Brickman Group, Ltd. (landscaping)                            Term B        12/31/05     4,823,915
  8,848     Coinmach Laundry Corp. (laundry)                              Term B        06/30/05     8,847,720
  4,987     Otis Spunkmeyer (food, beverage, tobacco)                     Term B        12/31/05     4,987,500
  1,192     Papa Gino's, Inc. (quick service restaurants)                 T/L A-2       08/31/04     1,192,053
  5,097      Papa Gino's, Inc.                                            Term A        02/19/02     5,097,714
 14,765      Papa Gino's, Inc.                                            Term B        02/19/04    14,765,231
  9,912     SC International Services (airline catering)                  Term          06/01/05     9,912,243
  6,175     24-Hour Fitness, Inc. (health club operator)                  Term A        12/31/02     6,175,000
 13,500      24-Hour Fitness, Inc.                                        Term B        12/31/04    13,500,000
                                                                                                   -----------
                                                                                                    81,569,434
                                                                                                   -----------

                 See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                     Loan       Stated
(000's)                           Industry/Borrower                        Type      Maturity     Value
---------    -----------------------------------------------------------  ------     --------  -----------
            PERSONAL AND NONDURABLE CONSUMER PRODUCTS
            (MANUFACTURING ONLY): 1.7%
$   393     AM Cosmetics (cosmetics and skin care products)              Revolver   06/30/03  $   392,862
  1,186      AM Cosmetics(1)                                             Term A     06/30/03      830,128
  8,687      AM Cosmetics(1)                                             Term B     12/31/04    6,081,239
  1,889     American Safety Razor (consumer products)                    Term A     04/30/05    1,889,231
  9,029     Medtech Products, Inc. (non-prescription consumer
            medications)                                                 Term B     10/15/02    9,028,661
  1,128     Paint Sundry Brands LLC (paint supply manufacturer)          Term B     08/11/05    1,127,549
  1,104      Paint Sundry Brands LLC                                     Term C     08/11/06    1,104,306
                                                                                              -----------
                                                                                               20,453,976
                                                                                              -----------
            PRINTING AND PUBLISHING: 5.6%
  6,650     Bankers Systems, Inc. (banking industry compliance services) Term B     11/01/02    6,650,000
  9,771     Crown Paper Co. (paper and pulp manufacturer)                Term B     08/22/03    9,770,719
 17,875     Lincoln Pulp & Eastern Fine (specialty paper)                Term       08/31/04   17,874,996
    615      Lincoln Pulp & Eastern Fine                                 Term A     12/31/99      615,200
  8,000     Reiman Publications (magazine/book publications)             Term B     12/01/05    8,000,000
  3,309     Von Hoffman Press, Inc. (textbook manufacturer)              Term B     05/29/04    3,308,929
 10,745      Von Hoffman Press, Inc.                                     Term C     05/29/05   10,745,536
  9,925     Weider Publications, Inc. (magazine publications)            Term       09/18/05    9,925,000
                                                                                              -----------
                                                                                               66,890,380
                                                                                              -----------
            RETAIL STORES: 5.3%
  9,925     Amscan Holdings, Inc. (party goods)                          Axel (A)   12/31/04    9,924,623
  5,000     Central Tractor Farm & Country, Inc. (specialty retailer)    Term B     04/30/06    5,000,000
 13,797     Murray's Discount Auto Stores (auto parts retailer)          Term       06/30/03   13,797,000
    198      Murray's Discount Auto Stores                               Revolver   01/26/06      198,333
  9,000     Norwood Promotional Products (licensed products)             Term B     03/31/06    9,000,000
  4,278     Peebles, Inc. (department store chain)                       Term A     04/30/01    4,278,169
 12,872      Peebles, Inc.                                               Term B     04/30/02   12,871,980
  3,978     20th Century Plactics Inc. (album manufacturing)             Term B     09/30/05    3,977,778
  3,482      20th Century Plactics Inc.                                  Term C     09/30/06    3,482,500
                                                                                              -----------
                                                                                               62,530,383
                                                                                              -----------
            TELECOMMUNICATIONS: 12.4%
 10,000     American Wireless Corporation (rural cellular phone
            operator)                                                    Term B     06/04/07   10,000,000
 10,000      American Wireless Corporation                               Term C     12/04/07   10,000,000
 10,620     Commnet (PCS services)                                       Term A     09/30/05   10,620,000
  1,481      Commnet                                                     Term B     09/30/06    1,480,830
  1,433      Commnet                                                     Term C     03/31/07    1,432,676
  4,586      Commnet                                                     Term D     09/30/07    4,586,494
  8,000     Dobson Communications Corp. (cellular communications)        Term C     12/23/07    8,000,000
 10,801     Microcell Connexions, Inc. (Canadian PCS)                    Term B     03/17/06   10,800,788
 10,000     Nextel Finance Co. (cellular phones)                         Lease      03/15/06   10,000,000
  7,000      Nextel Finance Co.                                          Term A     03/10/06    7,000,000
  1,500      Nextel Finance Co.                                          Term B     09/30/06    1,500,000

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                     Loan            Stated
(000's)                         Industry/Borrower                          Type           Maturity     Value
---------    -------------------------------------------------------      ------          --------   -----------
             TELECOMMUNICATIONS (CONTINUED)
$11,942     Omnipoint Communications, Inc. (PCS services)                 Term A          02/23/06   $   11,941,884
  3,408      Omnipoint Communications, Inc.                               Term B          02/23/06        3,408,006
  7,977      Omnipoint Communications, Inc.                               Term C          02/23/06        7,976,908
  2,399     Pacific Coin (private pay phone operator)                     Term A          12/31/02        2,399,078
  6,666      Pacific Coin                                                 Term B          12/31/04        6,665,625
  8,068     Prodelin Holding Corporation (satellite antenna
            manufacturer)                                                 Term B          05/28/06        8,068,693
 10,000     Teletouch Communications (rural paging services)              Term B          11/30/04       10,000,000
 12,000     TSR Wireless, LLC (paging)                                    Term            06/30/05       12,000,000
 10,000     Western PCS Corporation (cellular phones)                     Term B          07/09/05       10,000,000
                                                                                                     --------------
                                                                                                        147,880,982
                                                                                                     --------------
            TEXTILES AND LEATHER: 4.7%
  9,266     Accessory Network Group (personal clothing accessories)       Term B          08/13/05        9,265,909
  5,190     Harriet & Henderson (yarn manufacturer)                       Term A          06/12/00        5,189,825
    500      Harriet & Henderson                                          Term C          01/20/04          499,893
  6,650     Humphrey's, Inc. (belts and personal leather goods)           Term B          11/15/03        6,650,000
  9,920     Polymer Group (manufacturing of woven/unwoven
            polyolefin products)                                          Term B          12/05/05        9,920,000
  4,687     Scovill Fasteners, Inc. (metal/plastic fasteners)             Term A          11/26/03        4,687,500
  8,475     Targus Group International, Inc. (computer luggage)           Term B          01/05/05        8,474,556
  1,427      Targus Group International, Inc.                             Term C          01/05/05        1,427,294
  9,925     Tartan Textile Services (commercial linen supply)             Term B          05/13/05        9,925,000
                                                                                                     --------------
                                                                                                         56,039,977
                                                                                                     --------------
            UTILITIES: 0.4%
  5,000     AES Corporation (power generation, coal fired plants)         Term            05/11/02        5,000,000
                                                                                                     --------------
                                                                                                          5,000,000
                                                                                                     --------------
            Total Senior Loans -- 140.0%                                                              1,661,224,994
                                                                                                     ==============
            (Cost $1,685,268,300)

                              OTHER CORPORATE DEBT

            FINANCE: 0.8%
 10,000     Value Asset Management, Inc. (money management)+              Sr. Sub. Bridge 08/31/05       10,000,000
                                                                                                     --------------
                                                                                                         10,000,000
                                                                                                     --------------
            PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 0.2%
  2,875     Paint Sundry Brands, LLC (paint brushes & accessories)+       Sub. Note       08/11/08        2,875,000
                                                                                                     --------------
                                                                                                          2,875,000
                                                                                                     --------------
            AUTOMOBILE: 0.5%
  6,000     Capital Tool & Design, Ltd. (brake backing plates)+           Sub. Note       07/26/03        6,000,000
                                                                                                     --------------
                                                                                                          6,000,000
                                                                                                     --------------
              Total Other Corporate Debt -- 1.5%                                                         18,875,000
                                                                                                     --------------
              (Cost $18,875,000)

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        COMMON STOCK AND PREFERRED STOCK

 Shares                                                                                       Value
---------                                                                                --------------
              APPAREL PRODUCTS: 0.0%
  13,294   @  Butterick Company, Inc. (sewing aids) (R)                                  $       17,645
                                                                                         --------------
              DIVERSIFIED/CONGLOMERATE SERVICES: 0.1%
  60,056   @  Staff Leasing, Inc. (employee leasing)                                            679,383
                                                                                         --------------
              HOME AND OFFICE FURNISHINGS: 0.1%
 714,000   @  American Blind and Wallpaper (furniture and home furnishing) (R)                  714,000
                                                                                         --------------
              RESTAURANTS: 0.3%
 413,980   @  America's Favorite Chicken Co. -- common
              (quick service restaurant chain) (R)                                            3,645,508
                                                                                         --------------
              TEXTILES AND LEATHER: 0.1%
 127,306   @  Dan River, Inc. -- common (diversified textiles) (R)                            1,169,624
                                                                                         --------------
                Total Common Stock and Preferred Stock -- 0.5%                                6,226,160
                                                                                         --------------
                (Cost $1,251,586)

                 STOCK PURCHASE WARRANTS AND OTHER SECURITIES

       1  @  Autotote Systems, Inc., Warrant representing 48,930 common shares (designer and manufacturer of wagering equipment),
             Expires 10/30/03 (R)                                                                96,688
       1  @    Autotote Systems, Inc., Option representing 0.248% common
             shares issued and outstanding (R)                                                      --
  10,000  @  Casden Properties Operation, 10,000 shares of junior Cumulative
             Preferred Partnership Units (Asset Management) (R)                                 250,000
  80,634  @    Capital Tool & Design, Warrants representing 80,634 common
             shares (brake backing plates) (R)                                                  256,658
  19,000  @     Covenant Care, Inc., Warrants representing 19,000 common
             shares (long-term healthcare facilities) (R)                                       177,270
     449  @  Murray's Discount, Warrants representing 5% equity stakes on a
             fully diluted basis (retail stores)                                                      4
                                                                                         --------------
                Total Stock Purchase Warrants and Other Securities -- 0.1%                      780,620
                  (Cost $0)                                                              --------------

               TOTAL INVESTMENTS (COST $1,705,394,886)(3)                       142.0%   $1,687,106,774
               LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS -- NET            (42.0)     (498,805,247)
                                                                                -----    --------------
                 NET ASSETS                                                     100.0%   $1,188,301,527
                                                                                =====    ==============

----------
+    Non-Collateralized Loans
@    Non-income producing security
(A)  Axel  describes  an  amortizing   extended  term  loan  with  limited  call
     protection
(B)  DIP loan describes debtor in possession loan. (R) Restricted security
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1)  Loan is on non-accrual status.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.
(3) For Federal income tax purposes, which is the same for financial reporting purposes, cost of investments is $1,705,394,886 and net unrealized depreciation consists of the following:

               Gross Unrealized Appreciation      $   7,995,722
               Gross Unrealized Depreciation        (26,283,834)
                                                  -------------
                  Net Unrealized Depreciation     $ (18,288,112)
                                                  =============

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Cash                                                            $     8,351,869
Investments in securities at value (Cost $1,705,394,886)          1,687,106,774
Receivables:
 Interest                                                            14,534,274
 Other                                                                   91,856
Prepaid expenses                                                        360,572
Prepaid arrangement fees on notes payable                               786,124
                                                                ---------------
   Total assets                                                   1,711,231,469
                                                                ---------------
LIABILITIES:
Notes payable                                                       516,000,000
Deferred arrangement fees on senior loans                             2,966,306
Accrued interest payable                                              2,590,893
Accrued expenses                                                      1,372,743
                                                                ---------------
   Total liabilities                                                522,929,942
                                                                ---------------
NET ASSETS (equivalent to $9.10 per share, based on
  130,619,196 shares of beneficial interest authorized
  and outstanding, no par value)                                $ 1,188,301,527
                                                                ===============
Net Assets Consist of:
 Paid in capital                                                $ 1,238,845,297
 Undistributed net investment income                                  9,691,786
 Accumulated net realized loss on investments                       (41,947,444)
 Net unrealized depreciation of investments                         (18,288,112)
                                                                ---------------
   Net assets                                                   $ 1,188,301,527
                                                                ===============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Three Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $  33,748,938
Dividends                                                                 7,500
Arrangement fees earned                                                 981,234
Other                                                                 1,079,110
                                                                  -------------
 Total investment income                                             35,816,782
                                                                  -------------
EXPENSES:
Interest                                                              7,120,121
Investment management fees                                            3,171,422
Administration fees                                                     532,772
Revolving credit facility fees                                          193,358
Shareholder communications                                              130,186
Transfer agent and registrar fees                                        99,560
Custodian fees                                                           98,630
Professional fees                                                        79,607
Recordkeeping and pricing fees                                           47,876
Miscellaneous expense                                                    25,784
Insurance expense                                                        18,554
Trustees' fees                                                           15,082
                                                                  -------------
 Total expenses                                                      11,532,952
 Less: Earnings credits                                                 (27,594)
                                                                  -------------
 Net expenses                                                        11,505,358
                                                                  -------------
   Net investment income                                             24,311,424
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                     (5,531,143)
Change in unrealized depreciation of investments                    (12,320,431)
                                                                  -------------
 Net loss on investments                                            (17,851,574)
                                                                  -------------
   Net increase in net assets resulting from operations           $   6,459,850
                                                                  =============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Three Months          Year
                                                             Ended             Ended
                                                          May 31,1999,      February 28,
                                                          (Unaudited)           1999
                                                        ---------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                   $    24,311,424    $    97,381,273
Net realized loss on investments                             (5,531,143)        (6,313,758)
Change in unrealized (depreciation)
 on investments                                             (12,320,431)        (7,547,808)
                                                        ---------------    ---------------
 Net increase in net assets resulting from operations         6,459,850         83,519,707

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                    (24,507,569)       (99,153,106)

CAPITAL SHARE TRANSACTIONS:
Issuance from dividend reinvestment                           3,050,348         14,460,902
Net increase in net assets derived from the sale of
  shares in connection with share offerings                     733,555        169,335,030
                                                        ---------------    ---------------
 Net increase from capital share transactions                 3,783,903        183,795,932
                                                        ---------------    ---------------
 Total increase (decrease) in net assets                    (14,263,816)       168,162,533

NET ASSETS:
Beginning of year                                         1,202,565,343      1,034,402,810
                                                        ---------------    ---------------
End of year (including undistributed net investment
  income of $9,691,786 and $9,887,931 respectively)     $ 1,188,301,527    $ 1,202,565,343
                                                        ===============    ===============

SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued from dividend reinvestment                        333,986          1,537,475
Shares sold in connection with share offerings                   79,059         17,904,188
                                                        ---------------    ---------------
 Net increase in shares outstanding                             413,045         19,441,663
                                                        ===============    ===============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                               $   35,523,019
 Dividends received                                                       7,500
 Arrangement fees received                                              866,530
 Commitment fees received                                                30,439
 Other income received                                                1,081,101
 Interest paid                                                       (7,054,102)
 Facility fees paid                                                    (638,088)
 Other operating expenses paid                                       (4,045,523)
 Purchases of portfolio securities                                 (297,131,010)
 Proceeds from disposition of portfolio securities                  318,890,727
                                                                 --------------
   Net cash provided by operating activities                         47,530,593
                                                                 --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid                                                     (21,912,279)
 Proceeds from share offerings                                          733,555
 Loan advance                                                       (18,000,000)
                                                                 --------------
   Net cash used for financing activities                           (39,178,724)
                                                                 --------------
 Net change in cash                                                   8,351,869
 Cash at beginning of year                                                   --
                                                                 --------------
 Cash at end of year                                             $    8,351,869
                                                                 ==============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations             $    6,459,850
                                                                 --------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
 Decrease in investments in securities                               39,179,284
 Decrease in dividends and interest receivable                        1,774,081
 Decrease in other assets                                                 8,491
 Increase in prepaid arrangement fees on notes payable                 (444,872)
 Decrease in prepaid expenses                                           456,088
 Decrease in deferred arrangement fees on senior loans                 (114,704)
 Increase in accrued interest payable                                    66,019
 Increase in accrued expenses                                           146,356
                                                                 --------------
 Total adjustments                                                   41,070,743
                                                                 --------------
   Net cash provided by operating activities                     $   47,530,593
                                                                 ==============

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        Three Months
                                           Ended               Years Ended February 28 or February 29,
                                        May 31, 1999        --------------------------------------------
                                        (Unaudited)           1999 (7)         1998 (7)        1997(7)
                                        -----------         -----------      -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period                                 $      9.24         $      9.34      $      9.45     $      9.61
Net investment income                          0.19                0.79             0.87            0.82
Net realized and unrealized gain
 (loss) on investments                        (0.14)              (0.10)           (0.13)          (0.02)
                                        -----------         -----------      -----------     -----------
Increase in net asset value from
 investment operations                         0.05                0.69             0.74            0.80
Distributions from net investment
 income                                       (0.20)              (0.82)           (0.85)          (0.82)
Increase in net asset value from
 share offerings                               0.01                0.03               --              --
Reduction in net asset value from
 rights offering                                 --                  --               --           (0.14)
Increase in net asset value from
 repurchase of capital stock                     --                  --               --              --
                                        -----------         -----------      -----------     -----------
Net asset value, end of period          $      9.10         $      9.24      $      9.34     $      9.45
                                        ===========         ===========      ===========     ===========
Closing market price at end of
 period                                 $      9.50         $      9.56      $     10.31     $     10.00
TOTAL RETURN
Total investment return at closing
 market price(3)                               1.40%               1.11%           12.70%          15.04%(5)
Total investment return at net
 asset value(4)                                0.52%               7.86%            8.01%           8.06%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)       $ 1,188,302         $ 1,202,565      $ 1,034,403     $ 1,031,089
Average borrowings (000's)              $   520,109         $   346,110      $   131,773     $        --
Ratios to average net assets plus
 borrowings:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                             0.97%(1)(8)         1.05%(8)         1.04%           1.13%
 Expenses                                      2.66%(1)(8)         2.86%(8)         2.65%           1.92%
 Net investment income                         5.63%(1)            6.00%            6.91%           7.59%
Ratios to average net assets:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                             1.39%(1)(8)         1.50%(8)         1.39%           1.29%
 Expenses                                      3.82%(1)(8)         4.10%(8)         3.54%           2.20%
 Net investment income                         8.08%(1)            8.60%            9.23%           8.67%
Portfolio turnover rate                          37%                 68%              90%             82%
Shares outstanding at end of
 period (000's)                             130,619             130,206          110,764         109,140

                                          Years Ended February 28 or February 29,
                                        --------------------------------------------
                                          1996(6)          1995             1994
                                        -----------     -----------      -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period                                 $      9.66     $     10.02      $     10.05
Net investment income                          0.89            0.74             0.60
Net realized and unrealized gain
 (loss) on investments                        (0.08)           0.07            (0.05)
                                        -----------     -----------      -----------
Increase in net asset value from
 investment operations                         0.81            0.81             0.55
Distributions from net investment
 income                                       (0.86)          (0.73)           (0.60)
Increase in net asset value from
 share offerings                                 --              --               --
Reduction in net asset value from
 rights offering                                 --           (0.44)              --
Increase in net asset value from
 repurchase of capital stock                     --              --             0.02
                                        -----------     -----------      -----------
Net asset value, end of period          $      9.61     $      9.66      $     10.02
                                        ===========     ===========      ===========
Closing market price at end of
 period                                 $      9.50     $      8.75      $      9.25
TOTAL RETURN
Total investment return at closing
 market price(3)                              19.19%           3.27%(5)         8.06%
Total investment return at net
 asset value(4)                                9.21%           5.24%(5)         6.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)       $   862,938     $   867,083         $719,979
Average borrowings (000's)              $        --     $        --
Ratios to average net assets plus
 borrowings:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                               --              --               --
 Expenses                                        --              --               --
 Net investment income                           --              --               --
Ratios to average net assets:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                               --              --               --
 Expenses                                      1.23%           1.30%            1.31%
 Net investment income                         9.23%           7.59%            6.04%
Portfolio turnover rate                          88%            108%              87%
Shares outstanding at end of
 period (000's)                              89,794          89,794           71,835

----------
(1)  Annualized.
(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                    Years Ended February 28 or February 29,
-------------------------------------------------------------------------
   1993          1992             1991          1990             1989
-----------   -----------      -----------   -----------      -----------


$      9.96   $      9.97      $     10.00   $     10.00      $     10.00
       0.60          0.76             0.98          1.06             0.72

       0.01         (0.02)           (0.05)           --               --
-----------   -----------      -----------   -----------      -----------

       0.61          0.74             0.93          1.06             0.72

      (0.57)        (0.75)           (0.96)        (1.06)           (0.72)

         --            --               --            --               --

         --            --               --            --               --

       0.05            --               --            --               --
-----------   -----------      -----------   -----------      -----------
$     10.05   $      9.96      $      9.97   $     10.00      $     10.00
===========   ===========      ===========   ===========      ===========

$      9.13            --               --            --               --


      10.89%           --               --            --               --

       7.29%         7.71%            9.74%        11.13%            7.35%

$   738,810   $   874,104      $ 1,158,224   $ 1,036,470      $   252,998
$        --   $        --      $        --   $        --      $        --




         --            --               --            --               --
         --            --               --            --               --
         --            --               --            --               --



         --            --               --            --               --
       1.42%         1.42%(2)         1.38%         1.46%(2)         1.18%(1)(2)
       5.88%         7.62%(2)         9.71%        10.32%(2)         9.68%(1)(2)
         81%           53%              55%          100%              49%(1)

     73,544        87,782          116,022       103,660           25,294

----------
(4) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(5) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.
(6) Pilgrim Investments, Inc., the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(7) The Manager has agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(8)  Calculated on total expenses before impact of earnings credits.

                 See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Pilgrim Prime Rate Trust (the "Trust", prior to November 16, 1998 Pilgrim America Prime Rate Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 (the "`33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Senior Loan and Other Security Valuation. Senior loans are valued at fair value in the absence of readily ascertainable market values. Fair value is determined by Pilgrim Investments, Inc. (the "Manager") under procedures established and monitored by the Trust's Board of Trustees. In valuing a loan, the Manager will consider, among other factors: (i) the creditworthiness of the corporate issuer and any interpositioned bank; (ii) the current interest rate, period until next interest rate reset and maturity date of the senior corporate loan; (iii) recent market prices for similar loans, if any; and (iv) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. The Manager may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the loans held by the Trust have or could have occurred. However, because the secondary market in senior loans has not yet fully developed, the Manager will not rely solely on such prices or quotations. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     At February 28, 1999, the Trust had capital loss carryforwards for federal income tax purposes of approximately $30,223,359 which are scheduled to expire through February 28, 2007.

     The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized ratably over the shorter of 2.5 years or the actual term of the loan.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

D. Distributions to Shareholders. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on at least an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

E. Dividend Reinvestments. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

G. Share Offerings. Beginning May 31, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of
     (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 2 -- INVESTMENTS

For the three months ended May 31, 1999, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $297,131,010 and $318,890,727, respectively. At May 31, 1999, the Trust held senior loans valued at $1,661,224,994 representing 98.5% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

designated period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                      Date of         Cost or
                                                                    Acquisition    Assigned Basis
                                                                    -----------    --------------
American Blind and Wallpaper -- Common                                01/12/99            --
America's Favorite Chicken Co. -- Common                              11/05/92         $   1
Autotote Systems, Inc. -- Option                                      11/11/92            --
Autotote Systems, Inc. -- Warrant                                     11/11/92            --
Butterick Company, Inc. -- Common                                     05/01/97            --
Capital Tool & Design -- Warrants                                     07/26/96            --
Casden Properties Operation -- Preferred Partnership Units            12/31/98            --
Covenant Care, Inc. -- Warrants                                       12/22/95            --
Murray's Discount -- Warrants                                         02/16/99            --
                                                                                       -----
Total restricted securities excluding senior loans (market value
 of $5,157,773 was 0.43% of net assets at May 31, 1999)                                $   1
                                                                                       =====

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Investment Management Agreement with Pilgrim Investments, Inc. (the "Manager") a wholly-owned subsidiary of Pilgrim Group, Inc. ("PG"), to provide advisory and management services. The Investment Management Agreement compensates the Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets plus borrowings. Prior to August 6, 1998, the Investment Management Agreement compensated the Manager at an annual rate of 0.85% of the Trust's average daily net assets plus borrowings up to $700 million; 0.75% of the average daily net assets plus borrowings of $700 million to $800 million; and 0.65% of average daily net assets plus borrowings in excess of $800 million.

The Manager has reduced its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering (See Note 5) to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.

The Trust has also entered into an Administration Agreement with PG to provide administrative services and also to furnish facilities. The Administration Agreement compensates the Administrator with a fee, computed daily and payable monthly, at an annual rate of 0.15% of the Trust's average daily net assets plus borrowings up to $800 million; and 0.10% of the average daily net assets plus borrowings in excess of $800 million.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364 day and a five year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $650 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 1999, was $516 million, at a weighted average interest rate of 5.3%, which represented 30.3% of net assets plus borrowings. Average borrowings for the three months ended May 31, 1999 were $520,108,696 and the average annualized interest rate was 5.9%.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

As of May 31, 1999, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

      American Safety                                              $   110,769
      Capstar Radio Broadcasting                                     1,084,211
      Edwards Baking Co.                                               200,000
      Gaylord Container Corp.                                        7,672,906
      Genesis Eldercare Acquisition                                     88,017
      Huntsman Corporation                                           2,077,424
      Liberman Broadcasting, Inc.                                      212,400
      Loyalty Management Group                                       1,785,714
      Mafco Finance Co.                                              5,561,799
      Meditrust Corp.                                                3,879,766
      Murray's Discount Auto Stores                                  1,801,667
      PaPa Gino's Inc.                                               1,192,053
      Pathmark Stores Inc.                                           3,521,840
      Schwegmann Giant Super Market                                  1,263,834
                                                                   -----------
                                                                   $30,452,400
                                                                   ===========
NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09 . Offering costs of $6,972,203 were charged against the offering proceeds.

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of May 31, 1999, share offerings pursuant to shelf registrations were drawn down as follows:

               Registration           Shares            Shares
                   Date             Registered         Remaining
               ------------         ----------         ----------
                 6/11/98            15,000,000                 --
                 6/19/98            10,000,000          9,730,800
                 9/15/98            25,000,000         22,269,045
                 3/04/99             5,000,000          5,000,000

During the three months ended May 31, 1999, expenses related to the offerings, in the amount of $800,373, were charged against the proceeds received upon issuance of the shares.

NOTE 6 -- CUSTODIAL EARNINGS CREDITS

Investors Fiduciary Trust Company ("IFTC") serves as the Trust's custodian and recordkeeper. Custody fees paid to IFTC are reduced by earnings credits based on the cash balances held by IFTC for the Trust. For the three months ended May 31, 1999, the Trust received $27,594 in earnings credits from IFTC.

NOTE 7 -- AFFILIATED TRANSACTIONS

During the three months ended May 31, 1999, the Trust sold certain holdings in senior loans to an affiliated fund managed by the Manager at prices determined by the Manager to represent market prices. The proceeds and cost of sold loans were $16,009,500 and $16,000,000, respectively, excluding any benefit to the Trust from the recognition of deferred arrangement fees.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 8 -- SUBORDINATED AND UNCOLLATERALIZED LOANS

The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. The trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated and uncollateralized loans. As of May 31, 1999, the Trust held 2.6% of its total assets in subordinated and uncollateralized loans.

NOTE 9 -- SUBSEQUENT EVENTS

Subsequent to May 31, 1999, the Trust paid the following dividends from net investment income:

  Per Share Amount       Declaration Date       Record Date       Payable Date
  ----------------       ----------------       -----------       ------------
       $0.066                05/28/99            06/10/99           06/22/99
       $0.064                06/30/99            07/12/99           07/22/99

                  Management's Additional Operating Information

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; (iv) the ability to invest up to 5% of its total assets in both subordinated and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

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                                       31

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FUND ADVISORS AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER                      INSTITUTIONAL INVESTORS AND ANALYSTS
Pilgrim Investments, Inc.               Call Pilgrim Prime Rate Trust
Two Renaissance Square                  1-800-336-3436, Extension 8256
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4424


SHAREHOLDER SERVICING AGENT             TRANSFER AGENT
Pilgrim Group, Inc.                     DST Systems, Inc.
Two Renaissance Square                  P.O. Box 419368
40 North Central Avenue                 Kansas City, Missouri 64141
Suite 1200
Phoenix, Arizona 85004-4424
1-800-992-0180


INDEPENDENT AUDITORS                    CUSTODIAN
KPMG LLP                                Investors Fiduciary Trust Company
725 South Figueroa Street               801 Pennsylvania
Los Angeles, California 90017           Kansas City, Missouri 64105


WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim Prime Rate Trust Account Services
c/o Pilgrim Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004-4424


TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180.

                                 Pilgrim [LOGO]
                           ---------------------------
                           FUNDS FOR SERIOUS INVESTORS

                               U.S. EQUITY FUNDS
                             Pilgrim MagnaCap Fund
                         Pilgrim LargeCap Leaders Fund
                          Pilgrim LargeCap Growth Fund
                           Pilgrim MidCap Value Fund
                           Pilgrim MidCap Growth Fund
                          Pilgrim SmallCap Growth Fund
                          Pilgrim Bank and Thrift Fund

                           INTERNATIONAL EQUITY FUNDS
                         Pilgrim Worldwide Growth Fund
                     Pilgrim International Core Growth Fund
                   Pilgrim International SmallCap Growth Fund
                        Pilgrim Emerging Countries Fund
                        Pilgrim Asia-Pacific Equity Fund

                                  INCOME FUNDS
                   Pilgrim Government Securities Income Fund
                         Pilgrim High Quality Bond Fund
                            Pilgrim High Yield Fund
                          Pilgrim Hight Yield II Fund

                                  OTHER FUNDS
                             Pilgrim Balanced Fund
                            Pilgrim Convertible Fund

--------------------------------------------------------------------------------
Q1 Prospectus containing more complete information regarding the funds, including charges and expenses, may be obtained by calling Pilgrim Securities, Inc., Distributor at 1-800-334-3444. Please read the prospectuses carefully before you invest or send money.

PRT1Q0599-072999